Convertible Preferred Shares	12 Months Ended
Dec. 31, 2012
CONVERTIBLE PREFERRED SHARES [Abstract]
Convertible Preferred Shares

17. CONVERTIBLE PREFERRED SHARES

On June 7, 2007 and June 22, 2007, the Company issued an aggregate of 33,250,000 Series A Convertible Preferred Shares (“Series A Preferred Shares”) for an aggregate purchase price of US$3,325, or US$0.1000 per Series A Preferred Share and incurred direct equity issuance costs of US$83.

On December 15, 2007, the Company issued 34,926,471 Series B Redeemable Convertible Preferred Shares (“Series B Preferred Shares”) for an aggregate purchase price of US$12,500 or US$0.3580 per Series B Preferred Share and incurred direct equity issuance costs of US$100.

On April 26, 2010, the Company issued 29,687,500 Series C Redeemable Convertible Preferred Shares (“Series C Preferred Shares”) for an aggregate purchase price of US$17,000 or US$0.5726 per Series C Preferred Share and incurred direct equity issuance costs of US$21.

On November 12 and December 7, 2010, the Company issued an aggregate of 16,773,301 Series C-1 Redeemable Convertible Preferred Shares (“Series C-1 Preferred Shares”) for an aggregate purchase price of US$14,120 or US$0.8418 per Series C-1 Preferred Share and incurred direct equity issuance costs of US$5.

The Series A, B, C, and C-1 Preferred Shares are collectively referred to as the “Preferred Shares”.

As of December 31, 2010, Preferred Shares are comprised of the following:

Series	Issuance Date	Shares Issued and Outstanding	Issue Price per Share	Conversion Price per Share	Proceeds from Issuance, Net of Issuance Costs
			US$	US$	US$
A	June 5, 2007/June 22, 2007	33,250,000	0.1000	0.1000	3,242
B	December 15, 2007	34,926,471	0.3580	0.3850	12,400
C	April 26, 2010	29,687,500	0.5726	0.5726	16,979
C-1	November 12/December 7, 2010	16,773,301	0.8418	0.8418	14,115

		114,637,272

Among the total of 6,682,226 Series C-1 Preferred Shares issued on December 7, 2010, 2,613,560 shares were issued to an investor from Taiwan for the amount of US$2,200. The investor from Taiwan was fully committed and the shares were issued on December 7, 2010. Due to the foreign currency exchange remittance administrative procedures, a receivable of US$2,200 was recorded as other current assets as of December 31, 2010 and this receivable was subsequently paid off in January 2011.

All Preferred Shares have a par value of US$0.0001 per share. The rights, preferences and privileges of the Preferred Shares are as follows:

Conversion

Each preferred share is convertible, at the option of the majority shareholders for each class with regarding to the conversion of each class, at any time after the date of issuance of such preferred shares into such number of common shares according to a conversion ratio determined by dividing the original issuance price by the applicable conversion price. Each share of Series A, Series B, Series C and Series C-1 Preferred Share is convertible into one common share and is subject to adjustments for certain events, including but not limited to share splits and combinations, common share dividends and distributions, reorganizations, mergers, consolidations, reclassifications, exchanges, and substitutions. The conversion price is also subject to adjustment in the event the Company issues additional common shares at a price per share that is less than such conversion price. In such case, the conversion price shall be reduced to adjust for dilution.

Each preferred share is automatically be converted into common shares at the then effective applicable conversion price, upon (i) the closing of a Qualified IPO, or (ii) the written consent of holders of more than fifty percent (50%) of the outstanding Preferred Shares of each class with respect to conversion of each class. The Qualified IPO is defined as a firm commitment underwritten registered public offering by acceptable to the holders of a majority of the then outstanding holders of a majority of the then outstanding Preferred Shares holders, for each class voting as a separate class, and to the Company with aggregate offering proceeds (before deduction of fees, commissions or expenses) to the Company and selling shareholders, if any, of not less than US$40,000 (or any cash proceeds of other currency of equivalent value) that reflects a market valuation of the Company of not less than US$200,000 and the price per share of no less than US$1.00.

As of December 31, 2010, the Company had reserved 114,637,272 shares of common shares for the conversion of the preferred shares based on the respective conversion ratio of each class.

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, the holders of preferred shares shall be entitled to receive an amount per share equal to 100% of the original purchase price plus all dividends accrued, or declared and unpaid. If the assets and funds distributed among the holders are insufficient to permit the payment of the full preferential amounts, then the holders of Series C Preferred Shares and Series C-1 Preferred Shares shall be entitled to be paid first out of the assets of the Company available for distribution among the shareholders, prior and in preference to any payment on all other series of preferred shares and Common Shares, followed in sequence by Series B Preferred Shares, Series A Preferred Shares, and Common Shares. After payment of the full amounts from above, the remaining assets of the Company available for distribution shall be distributed ratably among the holders of Preferred Shares and Common Shares in proportion to the number of outstanding shares held by each such holder on an as converted basis, provided that the amount of distribution or payment to each holder of Series A Preferred Shares shall not exceed 500% of the original purchase price of Series A Preferred Shares.

In the event of any consolidation, amalgamation, merger, any other reorganization including a sale or acquisition of the Common Shares, or other transaction involving the Company in which its shareholders do not retain a majority of the voting power in the surviving entity, a sale of all or substantially all the Company’s assets, termination of or making any unilateral amendments to any of the VIE agreements, and the exclusive licensing of all or substantially all of the Company’s intellectual property to a third party (“Liquidation Event”), any proceeds shall be distributed to the Preferred Share holders unless waived by majority of the Preferred Shareholders.

Redemption

Beginning on or after fourth anniversary following the issuance of the Series B Preferred Shares, at the option of a holder of the Series B Preferred Shares, the Company shall redeem all of the outstanding Series B Preferred Shares held by the requesting holder at a redemption price equal to the original purchase price of Series B Preferred Shares x (1.10) N plus all declared but unpaid dividends. “N” means a fraction the numerator of which is the number of calendar days between the original Series B issue date and the date when the Series B Preferred Shares are redeemed and the denominator of which is 365. In association of the issuance of Series C Preferred Share, the redemption commencement date for Series B Preferred Shares has been changed to be the fourth anniversary following the issuance of the Series C Preferred Shares. This is deemed to be a wealth transfer between different classes of Preferred Shares and there is no accounting treatment.

Beginning on or after fourth anniversary following the issuance of the Series C Preferred Shares, at the option of a holder of the Series C or Series C-1 Preferred Shares, the Company shall redeem all of the outstanding Series C or Series C-1 Preferred Shares held by the requesting holder at a redemption price equal to the original purchase price of Series C or Series C-1 Preferred Shares plus all declared but unpaid dividends.

Dividends

The Series C Preferred Shares shall rank pari passu with Series C-1 Preferred Shares in terms of rights to receive dividends and distributions from the Company, followed in sequence by Series B Preferred Shares, Series A Preferred Shares, and Common Shares. Each Preferred Shares holder is entitled to receive, on an annual basis, preferential, non-cumulative dividends at the rate equal to the greater of (i) 8% of the original issue price and (ii) the dividend that would be paid with respect to the Common Shares into which the Preferred Shares could be converted. Dividends shall not accumulate or accrue unless declared. No dividends on preferred and Common Shares have been declared since the inception through December 31, 2010 and up to the date of completion of IPO on May 5, 2011.

Voting Rights

The holders of Preferred Shares have voting rights equal to the number of Common Shares then issuable upon their conversion into Common Shares. Such holders of the Preferred Shares are entitled to vote on such matters at any meeting of the Company.

The Company classified the Preferred Shares in the mezzanine section of the consolidated balance sheets. The Company also recorded accretion on the Series B Preferred Shares and Series C Preferred Shares to the redemption value from respective issuance dates to respective earliest redemption dates. For the years ended December 31, 2010, 2011 and 2012, such accretion amounted to US$1,529, US$533 and US$0 for Series B Preferred Shares, respectively, and US$4,US$2 and US$0, respectively, for Series C Preferred Shares against additional paid-in capital.

The Company has determined that conversion and redemption features embedded in the redeemable convertible preferred shares are not required to be bifurcated and accounted for as a derivative.

No beneficial conversion feature charge was recognized for the issuance of Series A Preferred Shares, Series B Preferred Shares and Series C Preferred Shares as the estimated fair value of the Common Shares is less than the conversion price on the dates of issuance and at the time of the aforementioned conversion adjustment assessment.

For Series C-1 Preferred Shares, as the estimated fair value of the Common Shares is higher than the conversion price on the dates of issuance and at the time of the abovementioned conversion adjustment assessment, the excess of estimated fair value of the Common Shares and the conversion price is deemed to be the beneficial conversion feature and was allocated to additional paid-in capital from the total proceeds. Subsequently, it was immediately recognized as a deemed dividend against additional paid-in capital with the corresponding increase to the carrying value of the Series C-1 Preferred Shares because the Series C-1 Preferred Shares are convertible upon issuance for the year ended December 31, 2010.

Conversion to Common Shares upon Completion of IPO

Upon the completion of the IPO on May 5, 2011, each Preferred Share was automatically converted into one Class B common share. As a result, 114,637,272 Class B common shares were issued, and the balance of Preferred Shares was transferred to common shares and additional paid-in capital as of May 5, 2011. There were no preferred shares outstanding as of December 31, 2011 and 2012.